Stock Based and Other Management Compensation	12 Months Ended
Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock Based and Other Management Compensation
Stock Based and Other Management Compensation
Our Omnibus Equity Incentive Plan permits the granting of options, and other stock-based awards (including restricted stock units and deferred share units). As of December 31, 2018, the aggregate number of shares authorized under the plans since their initial adoption was 15,000,000. Shares issued upon vesting of awards or exercise of options are new share issuances. Upon the vesting or payment of stock awards, an employee may elect receipt of the full share amount and either pay the resulting taxes or sell shares in the open market to cover the tax obligation.
During 2018 our Board of Directors granted 979,790 stock options, 42,243 deferred share units and 6,740 restricted stock units under our Omnibus Equity Incentive Plan.
Accounting for Stock-Based Compensation
Stock-based compensation expense recognized was $1.2 million in 2018. A majority of the expense, $1.0 million, was recorded as "Selling and Administrative Expenses" in the Consolidated Statement of Operations, with the remaining expenses incurred as cost of sales. There was no stock-based compensation expense recognized in 2017 and 2016.
    As of December 31, 2018, unrecognized compensation cost related to non-vested stock options, deferred share units and restricted stock units represents $5.4 million, which will be recognized over a weighted average period of 4.3 years.
Deferred Share and Restricted Stock Units. Deferred share units represent one share of our common stock and will be delivered as shares of our common stock when the recipient ceases to provide services to the Company. Compensation expense for deferred share units and restricted stock share awards is based on the closing price of our common stock on the date of grant. The weighted average grant date fair value of deferred share units and restricted stock units was approximately $12.88 per share at December 31, 2018.
Deferred share units and restricted stock unit awards activity under the Omnibus Equity Incentive Plan for 2018 was as follows:

	Number of Shares	Weighted- Average Grant Date Fair Value
Outstanding unvested as of January 1, 2018	—	$—
Granted	48,983	13.94
Vested	(21,413)	15.29
Outstanding unvested as of December 31, 2018	27,570	$12.88

During 2018, we granted 48,983 shares of deferred share units and restricted stock units to certain directors, officers and employees at prices ranging from $15.00 to $19.44. Of the total deferred share units granted, 21,413 were granted to our Board of Directors and vested immediately upon grant. The remaining deferred share units and restricted stock units vest over a period of two to five years.
Stock Options. Compensation expense for stock options is based on the estimated fair value of the option on the date of the grant. We calculate the estimated fair value of the option using the Black-Scholes option-pricing model. During 2018, we granted 979,790 options to certain of our officers and employees. The weighted-average fair value of the options granted in 2018 was $6.08. The weighted average assumptions used in our Black-Scholes option-pricing model for options granted in 2018 are:

For the Year Ended December 31, 2018
Dividend yield	1.70% - 2.27%
Expected volatility	45%
Risk-free interest rate	2.84% - 2.98%
Expected term in years	6.5 years

Dividend Yield. Our dividend yield estimate is based on our expected dividends and the stock price on the grant date.
Expected Volatility. We estimate the volatility of our common stock at the date of grant based on the historical volatility of comparable companies over the most recent period commensurate with the expected life of the award.
Risk-Free Interest Rate. We base the risk-free interest rate on the implied yield currently available on U.S. Treasury zero-coupon issues with an equivalent remaining term equal to the expected life of the award.
Expected Term In Years. The expected life of awards granted represents the time period that the awards are expected to be outstanding. We determined the expected term of the grants using the “simplified” method as described by the SEC, since we do not have a history of stock option awards to provide a reliable basis for estimating such term.
The stock options vest over a five year period, with one-fifth of the award vesting on the anniversary date of the grant in each of the next five years. Options outstanding at December 31, 2018, have a weighted average remaining contractual life of 9.3 years years, a weighted average remaining vesting period of 2.3 years, and an aggregate intrinsic value of zero. There were no options exercised during 2018.
Stock options outstanding and exercisable under our plans at December 31, 2018 are:

			Options Outstanding			Options Exercisable
Range of Exercise Prices			Number Outstanding	Weighted Average Remaining Contractual Life in Years	Weighted Average Exercise Prices	Number Exercisable	Weighted Average Exercise Prices
$15.00	-	$20.00	968,720	9.3	$15.68	—	$—

     Stock option awards activity under the Omnibus Equity Incentive Plan for 2018 was as follows:

	Number of Shares	Weighted- Average Exercise Price
Outstanding unvested as of January 1, 2018	—	$—
Granted	979,790	15.67
Forfeited	(11,070)	15.00
Outstanding unvested as of December 31, 2018	968,720	$15.68

As of December 31, 2018, we have 193,744 options expected to vest in the next year. No options were exercisable as of December 31, 2018.
Incentive Compensation Plans
We have a global incentive program for our worldwide salaried and hourly employees, the Incentive Compensation Program (the “ICP”), which includes a stockholder-approved executive incentive compensation plan. The ICP is based primarily on earnings before income taxes and achieving cash flow targets and, to a lesser extent, strategic targets. The balance of our accrued liability for ICP was $10.4 million at December 31, 2018 and $8.9 million as of December 31, 2017.